Convertible Notes Payable - Related Party	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Notes Payable - Related Party

(9) Convertible notes payable – related party

On April 4, 2019, the Company issued two convertible notes payable to related parties in the amount of $200,000. These notes are unsecured, bear interest at 10% and mature on April 4, 2024. On or before the maturity date, the noteholders have the option to convert the full amount due under the convertible note agreements into common shares at a price of $0.01 per share, plus accrued unpaid interest. The note holders of the convertible promissory notes received the benefit of a deemed conversion price that was below the estimated fair value of the Company’s common stock at the time of issuance. The fair value of this beneficial conversion feature was estimated to be $200,000. A debt discount was recorded in the amount of $200,000 and amortized to interest expense using the effective interest method over the term of the convertible promissory note. During the twelve months ended December 31, 2020, $200,000 of the convertible notes payable converted into 22,868,588 shares of common stock, including accrued unpaid interest. At December 31, 2020, the convertible notes payable with related parties principal balance was repaid in full.

On April 9, 2019, the Company acquired a convertible note payable to a related party in the amount of $533,500. This note is unsecured, bears interest at 4% and matures on July 1, 2020. This shall be reduced by monthly payments of $10,000 beginning on May 1, 2019. At any time during the term of this convertible note, the Noteholder has the option to convert the outstanding amount due into shares of the Company’ common stock at 15% discount. This convertible note has a default rate of 12% per year. On April 9, 2019, $400,000 of this convertible note payable was converted into 2,500,000 shares of common stock (see note 12) and the Company recorded a $14,999 loss on conversion of the note. Principal repayments of $77,386 and $56,114 were made during the periods ended December 31, 2019 and 2020, respectively. During the twelve months ended December 31, 2020, the convertible note principal balance with related party was repaid in full.

On July 1, 2019, the Company issued two convertible notes payable to related parties in the amount of $20,000. This note is unsecured, bears interest at 10% and matures on July 1, 2024 or the date that the Company raises $250,000 or more from outside investors, whichever is sooner. On or before the maturity date, the Noteholder has the option to convert the full amount due under this convertible note into common shares at a price of $0.01 per share, plus accrued unpaid interest. The holder of the above convertible promissory note received the benefit of a deemed conversion price that was below the estimated fair value of the Company’s common stock at the time of issuance. The fair value of this beneficial conversion feature was estimated to be $20,000. A debt discount was recorded in the amount of $20,000 and amortized to interest expense using the effective interest method over the term of the convertible promissory note. During the twelve months ended December 31, 2020, $20,000 of the notes payable with related parties converted into 2,306,858 shares of common stock, including accrued unpaid interest. During the twelve months ended December 31, 2020, the convertible notes payable with related parties was repaid in full.